Capital Advisors Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 90.5%	Shares	Value
Administrative and Support Services - 3.6%
Uber Technologies, Inc. (a)	31,525	$2,369,419
Visa, Inc. - Class A	9,300	2,557,035
		4,926,454

Beverage and Tobacco Product Manufacturing - 2.0%
PepsiCo, Inc.	15,889	2,701,924

Chemical Manufacturing - 4.3%
Ecolab, Inc.	8,925	2,278,820
Intellia Therapeutics, Inc. (a)	20,425	419,734
Procter & Gamble Co.	18,055	3,127,126
		5,825,680

Computer and Electronic Product Manufacturing - 20.4%
Apple, Inc.	33,665	7,843,945
Danaher Corp.	12,720	3,536,414
NVIDIA Corp.	67,500	8,197,200
Palo Alto Networks, Inc. (a)	6,025	2,059,345
Thermo Fisher Scientific, Inc.	6,450	3,989,777
Veralto Corp.	20,500	2,293,130
		27,919,811

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
Airbnb, Inc. - Class A (a)	10,775	1,366,378

Credit Intermediation and Related Activities - 4.4%
JPMorgan Chase & Co.	28,575	6,025,324

E-Commerce/Services - 1.2%
MercadoLibre, Inc. (a)	785	1,610,789

Insurance Carriers and Related Activities - 4.1%
Berkshire Hathaway, Inc. - Class B (a)	7,350	3,382,911
UnitedHealth Group, Inc.	3,750	2,192,550
		5,575,461

Machinery Manufacturing - 2.8%
Applied Materials, Inc.	18,915	3,821,776

Management of Companies and Enterprises - 0.9%
Sea Ltd. - ADR (a)	12,400	1,169,072

Mining (except Oil and Gas) - 3.6%
Cameco Corp.	51,895	2,478,505
Freeport-McMoRan, Inc.	47,325	2,362,464
		4,840,969

Miscellaneous Manufacturing - 5.5%
Intuitive Surgical, Inc. (a)	8,500	4,175,795
Stryker Corp.	9,325	3,368,749
		7,544,544

Oil and Gas Extraction - 1.2%
EQT Corp.	45,500	1,667,120

Professional, Scientific, and Technical Services - 8.9%
Accenture PLC - Class A	17,935	6,339,664
Alphabet, Inc. - Class C	30,100	5,032,419
CRISPR Therapeutics AG (a)	17,310	813,224
		12,185,307

Publishing Industries - 6.9%
Microsoft Corp.	21,950	9,445,085

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
Brookfield Corp.	47,225	2,510,009

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 6.9%
Amazon.com, Inc. (a)	40,525	7,551,023
DoorDash, Inc. - Class A (a)	13,300	1,898,309
		9,449,332

Support Activities for Mining - 1.2%
Schlumberger NV	40,400	1,694,780

Transportation Equipment Manufacturing - 2.3%
Honeywell International, Inc.	14,845	3,068,610

Utilities - 6.1%
Constellation Energy Corp.	18,450	4,797,369
GE Vernova, Inc. (a)	13,700	3,493,226
		8,290,595

Waste Management and Remediation Services - 1.4%
Waste Management, Inc.	9,125	1,894,350
TOTAL COMMON STOCKS (Cost $64,834,181)		123,533,370

SHORT-TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
First American Government Obligations Fund - Class X, 4.82% (b)	13,044,505	13,044,505
TOTAL SHORT-TERM INVESTMENTS (Cost $13,044,505)		13,044,505

TOTAL INVESTMENTS - 100.0% (Cost $77,878,686)		136,577,875
Other Assets in Excess of Liabilities - 0.0% (c)		44,547
TOTAL NET ASSETS - 100.0%		$136,622,422

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Capital Advisors Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$123,533,370	$–	$–	$123,533,370
Money Market Funds	13,044,505	–	–	13,044,505
Total Investments	$136,577,875	$–	$–	$136,577,875

Refer to the Schedule of Investments for further disaggregation of investment categories.